Operating segments - Summary of gross sales revenue within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 44,611	$ 43,165	$ 40,522
Other Operations
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18	18	9
Product group
Disclosure of operating segments [Line Items]
Consolidated sales revenue	47,018	45,367	42,835
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of operating segments [Line Items]
Sales revenue	(2,407)	(2,202)	(2,313)
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Consolidated sales revenue	47,264	45,380	42,841
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Consolidated sales revenue	27,508	24,075	18,731
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Consolidated sales revenue	9,314	10,340	12,191
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,428	5,815	6,468
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,014	5,150	5,451
Inter-segment transactions
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ (264)	$ (31)	$ (15)